Expense Example (, Class R6, USD $)	0 Months Ended
Jan. 31, 2014
(Balanced Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	880
(John Hancock Enduring Equity Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	463
(Global Opportunities Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	3,988
Expense Example, with Redemption, 5 Years	6,640
Expense Example, with Redemption, 10 Years	10,140
(Large Cap Equity Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	892
(John Hancock Seaport Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	980
(Small Cap Intrinsic Value Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	3,707
Expense Example, with Redemption, 5 Years	6,294
Expense Example, with Redemption, 10 Years	$ 9,990